Summary of Significant Accounting Policies - Schedule of Cash and Cash Equivalents (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Cash and Cash Equivalents [Line Items]
Cash on hand					¥ 149,614
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions			60,957,156		78,641,083
Online and mobile financial institutions in the United States
Total cash and cash equivalent balances	¥ 48,375,196	$ 6,752,917	60,957,156	$ 8,351,096	78,790,697	$ 11,097,438	¥ 26,801,767	¥ 13,493,501
Financial institutions in Chinese mainland [Member]
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions			2,946,072		3,953,755
Financial institutions in Chinese mainland [Member] | Denominated in the US [Member]
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions			909		903
Financial institutions in Chinese mainland [Member] | Denominated in the RMB [Member]
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions			2,945,163		3,952,852
Financial institutions in Hong Kong [Member]
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions			57,981,787		74,376,565
Financial institutions in Hong Kong [Member] | Denominated in the US [Member]
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions			57,595,332		71,740,457
Financial institutions in Hong Kong [Member] | Denominated in the RMB [Member]
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions			1,549		1,513
Financial institutions in Hong Kong [Member] | Denominated in the HK [Member]
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions			384,906		2,634,595
Financial institutions in the United States [Member]
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions			24,123		261,460
Financial institutions in the United States [Member] | Denominated in the US [Member]
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions			24,123		261,460
Online and mobile financial institutions in Chinese mainland [Member]
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions			5,174		49,303
Online and mobile financial institutions in Chinese mainland [Member] | Denominated in the RMB [Member]
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions			4,428		11,441
Online and mobile financial institutions in Hong Kong [Member] | Denominated in the HK [Member]
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions			746		35,497
Online and mobile financial institutions in the United States [Member] | Denominated in the US [Member]
Cash balances include deposits in:
Total cash and cash equivalent balances held at financial institutions					¥ 2,365